PREPAID EXPENSES	6 Months Ended
Jun. 30, 2014
PREPAID EXPENSES [Abstract]
PREPAID EXPENSES

NOTE 5 – PREPAID EXPENSES

On October 1, 2010, we entered into a four year Commercial Lease Agreement, under which we leased office space in New York, New York.  Under the Commercial Lease Agreement, we issued the lessor 9,000,000 shares of our Class A Common Stock at the inception of the lease in full payment of lease payments under the lease totaling $444,000.  We capitalized the lease payment as a prepaid expense.  In the first quarter of 2014 the lease was terminated.  We expensed the balance of $194,250 in March 2014.